CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Revenue	$ 150,509	$ 150,499
Cost of sales:
Direct production costs	105,003	103,330
Royalties	1,653	1,740
Share-based payments	(93)	202
Depreciation and depletion	38,412	16,582
Write down of inventory to net realizable value	2,026	166
Cost of sales	147,001	122,020
Mine operating earnings (loss)	3,508	28,479
Expenses:
Exploration	12,383	12,898
General and administrative	8,626	7,914
Operating expenses	21,009	20,812
Operating earnings (loss)	(17,501)	7,667
Finance costs	211	715
Other income (expense):
Write down of inventory to net realizable value	(650)
Write off of IVA receivable	(194)
Foreign exchange	(81)	433
Investment and other	926	502
Total other income (expense)	1	935
Earnings (loss) before income taxes	(17,711)	7,887
Income tax expense (recovery):
Current income tax expense	4,477	4,650
Deferred income tax expense (recovery)	(9,749)	(6,447)
Total income tax expense (recovery)	(5,272)	(1,797)
Net earnings (loss) for the year	(12,439)	9,684
Other comprehensive income (loss), net of tax
Reclassification for realized (gain) loss on other investments		(72)
Unrealized gain (loss) on other investments		155
Total other comprehensive income (loss) for the year		83
Comprehensive income (loss) for the year	$ (12,439)	$ 9,767
Basic earnings (loss) per share based on net earnings (in dollars per share)	$ (0.10)	$ 0.08
Diluted earnings (loss) per share based on net earnings (in dollars per share)	$ (0.10)	$ 0.08
Basic weighted average number of shares outstanding (in shares)	128,600,421	127,340,834
Diluted weighted average number of shares outstanding (in shares)	128,600,421	127,957,573